Debt Issued (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2018 CLP ($)
Debt Issued
Debt issued	$ 10,777,901	$ 6,488,975	$ 7,475,552
Notional amount		163,654	132,441
Mortgage bonds
Debt Issued
Debt issued		23,424	16,368
Bonds
Debt Issued
Debt issued		5,769,334	6,772,990
Notional amount		1,399,001	2,157,587
Unsubordinated bonds
Debt Issued
Notional amount		590,052	1,216,867
Commercial paper
Debt Issued
Debt issued		0	0
Notional amount		808,949	940,720
Subordinated bonds
Debt Issued
Debt issued		696,217	686,194
CLF
Debt Issued
Notional amount		426,398	1,084,426
CLF | Series BCHIBQ0915 unsubordinated bonds issued on 20/01/2017 maturing on 20/01/2030
Debt Issued
Notional amount		$ 58,643
Term (in years)		13 years
Annual Rate (in percentage)		3.00%
CLF | Series BCHIBH0915 unsubordinated bonds issued on 1/2/2017 maturing on 1/2/2026
Debt Issued
Notional amount		$ 56,338
Term (in years)		9 years
Annual Rate (in percentage)		2.70%
CLF | Series BCHIBP1215 unsubordinated bonds issued on 6/3/2017 maturing on 6/3/2030
Debt Issued
Notional amount		$ 58,157
Term (in years)		13 years
Annual Rate (in percentage)		3.00%
CLF | Series BCHIBC1215 unsubordinated bonds issued on 6/3/2017 maturing on 6/3/2023
Debt Issued
Notional amount		$ 30,544
Term (in years)		6 years
Annual Rate (in percentage)		2.50%
CLF | Series BCHIBC1215 unsubordinated bonds issued on 7/3/2017 maturing on 7/3/2023
Debt Issued
Notional amount		$ 5,554
Term (in years)		6 years
Annual Rate (in percentage)		2.50%
CLF | Series BCHIBC1215 unsubordinated bonds issued on 12/4/2017 maturing on 12/4/2023
Debt Issued
Notional amount		$ 19,600
Term (in years)		6 years
Annual Rate (in percentage)		2.50%
CLF | Series BCHIBG1115 unsubordinated bonds issued on 9/5/2017 maturing on 9/5/2026
Debt Issued
Notional amount		$ 85,115
Term (in years)		9 years
Annual Rate (in percentage)		2.70%
CLF | Series BCHIBE1115 unsubordinated bonds issued on 16/10/2017 maturing on 16/10/2024
Debt Issued
Notional amount		$ 55,097
Term (in years)		7 years
Annual Rate (in percentage)		2.70%
CLF | Series BCHIBR1215 unsubordinated bonds issued on 17/11/2017 maturing on 17/11/2030
Debt Issued
Notional amount		$ 57,350
Term (in years)		13 years
Annual Rate (in percentage)		3.00%
CLF | Series BCHIEA0617 unsubordinated bonds issued on 03/01/2018, maturing on 03/01/2024
Debt Issued
Notional amount			$ 106,001
Term (in years)	6 years
Annual Rate (in percentage)	1.60%		1.60%
CLF | Series BCHIBN1015 unsubordinated bonds issued on 24/01/2018, maturing on 24/01/2030
Debt Issued
Notional amount			$ 114,212
Term (in years)	12 years
Annual Rate (in percentage)	2.90%		2.90%
CLF | Series BCHIEF1117 unsubordinated Bonds issued on 09/02/2018, maturity on 09/02/2026
Debt Issued
Notional amount			$ 79,612
Term (in years)	8 years
Annual Rate (in percentage)	1.80%		1.80%
CLF | Series BCHIEP0717 unsubordinated bonds issued on 13/02/2018, maturity 13/02/2029
Debt Issued
Notional amount			$ 104,550
Term (in years)	11 years
Annual Rate (in percentage)	2.00%		2.00%
CLF | Series BCHIBT1215 unsubordinated bonds issued on 13/03/2018, maturity on 13/03/2032
Debt Issued
Notional amount			$ 57,936
Term (in years)	14 years
Annual Rate (in percentage)	3.00%		3.00%
CLF | Series BCHIBW1215 unsubordinated bonds issued on 14/08/2018, maturity on 14/08/2032
Debt Issued
Notional amount			$ 59,081
Term (in years)	14 years
Annual Rate (in percentage)	2.20%		2.20%
CLF | Series BCHIDY0917 unsubordinated bonds issued on 16/08/2018, maturity on 16/08/2023
Debt Issued
Notional amount			$ 55,619
Term (in years)	5 years
Annual Rate (in percentage)	1.24%		1.24%
CLF | Series BCHIEN1117 unsubordinated bonds issued on 25/09/2018, maturity on 25/09/2028
Debt Issued
Notional amount			$ 109,543
Term (in years)	10 years
Annual Rate (in percentage)	2.08%		2.08%
CLF | Series BCHIDX0817 unsubordinated bonds issued on 22/10/2018, maturity on 22/10/2023
Debt Issued
Notional amount			$ 109,311
Term (in years)	5 years
Annual Rate (in percentage)	1.70%		1.70%
CLF | Series BCHIDY0917 unsubordinated bonds issued on 22/10/2018, maturity on 22/10/2023
Debt Issued
Notional amount			$ 12,025
Term (in years)	5 years
Annual Rate (in percentage)	1.74%		1.74%
CLF | Series BCHIDY0917 unsubordinated bonds issued on 22/10/2018, maturity on 22/10/2023
Debt Issued
Notional amount			$ 15,299
Term (in years)	5 years
Annual Rate (in percentage)	1.75%		1.75%
CLF | Series BCHIBY1215 unsubordinated bonds issued on 24/10/2018, maturity on 22/10/2023
Debt Issued
Notional amount			$ 59,374
Term (in years)	15 years
Annual Rate (in percentage)	2.29%		2.29%
CLF | Series BCHIBX0815 unsubordinated bonds issued on 24/10/2018, maturity on 24/10/2033
Debt Issued
Notional amount			$ 58,998
Term (in years)	15 years
Annual Rate (in percentage)	2.29%		2.29%
CLF | Series BCHIBZ0815 unsubordinated bonds issued on 07/12/2018, maturity on 07/12/2033
Debt Issued
Notional amount			$ 59,987
Term (in years)	15 years
Annual Rate (in percentage)	2.23%		2.23%
CLF | Series BCHIEJ0717 unsubordinated bonds issued on 12/12/2018, maturity on 12/12/2027
Debt Issued
Notional amount			$ 82,878
Term (in years)	9 years
Annual Rate (in percentage)	1.99%		1.99%
CLP | Series BCHID0916 unsubordinated bonds issued on 11/06/2018, maturity on 11/06/2022
Debt Issued
Notional amount			$ 20,370
Term (in years)	4 years
Annual Rate (in percentage)	3.80%		3.80%
USD | Series BONO USD unsubordinated bonds issued on 20/12/2017 maturing on 20/12/2037
Debt Issued
Notional amount		$ 71,366
Term (in years)		20 years
USD | Series BONO USD unsubordinated bonds issued on 28/09/2018, maturity on 28/09/2028
Debt Issued
Notional amount			$ 32,842
Term (in years)	10 years
Annual Rate (in percentage)	4.26%		4.26%
USD | Citibank N.A. commercial papers issued on 5/1/2017 matured on 5/6/2017
Debt Issued
Notional amount		$ 13,223
Annual Rate (in percentage)		1.37%
USD | Wells Fargo Bank commercial papers issued on 6/1/2017 matured on 3/7/2017
Debt Issued
Notional amount		$ 16,702
Annual Rate (in percentage)		1.50%
USD | Wells Fargo Bank commercial papers issued on 6/1/2017 matured on 5/7/2017
Debt Issued
Notional amount		$ 6,681
Annual Rate (in percentage)		1.48%
USD | Wells Fargo Bank commercial papers issued on 6/1/2017 matured on 5/6/2017
Debt Issued
Notional amount		$ 3,340
Annual Rate (in percentage)		1.38%
USD | Wells Fargo Bank commercial papers issued on 6/1/2017 matured on 8/5/2017
Debt Issued
Notional amount		$ 3,340
Annual Rate (in percentage)		1.27%
USD | Wells Fargo Bank commercial papers issued on 6/1/2017 matured on 6/4/2017
Debt Issued
Notional amount		$ 3,340
Annual Rate (in percentage)		1.17%
USD | Wells Fargo Bank commercial papers issued on 9/1/2017 matured on 10/4/2017
Debt Issued
Notional amount		$ 24,906
Annual Rate (in percentage)		1.20%
USD | Wells Fargo Bank commercial papers issued on 9/1/2017 matured on 10/7/2017
Debt Issued
Notional amount		$ 671
Annual Rate (in percentage)		1.47%
USD | Citibank N.A. commercial papers issued on 9/1/2017 matured on 28/07/2017
Debt Issued
Notional amount		$ 2,685
Annual Rate (in percentage)		1.47%
USD | Citibank N.A. commercial papers issued on 9/1/2017 matured on 12/5/2017
Debt Issued
Notional amount		$ 67,131
Annual Rate (in percentage)		1.27%
USD | Wells Fargo Bank commercial papers issued on 10/1/2017 matured on 9/6/2017
Debt Issued
Notional amount		$ 20,105
Annual Rate (in percentage)		1.36%
USD | Bofa Merrill Lynch commercial papers issued on 10/1/2017 matured on 9/6/2017
Debt Issued
Notional amount		$ 16,754
Annual Rate (in percentage)		1.35%
USD | Wells Fargo Bank commercial papers issued on 13/01/2017 matured on 12/5/2017
Debt Issued
Notional amount		$ 1,318
Annual Rate (in percentage)		1.23%
USD | Wells Fargo Bank commercial papers issued on 13/01/2017 matured on 12/7/2017
Debt Issued
Notional amount		$ 3,295
Annual Rate (in percentage)		1.43%
USD | Bofa Merrill Lynch commercial papers issued on 7/2/2017 matured on 6/2/2018-1
Debt Issued
Notional amount		$ 3,884
Annual Rate (in percentage)		1.70%
USD | Bofa Merrill Lynch commercial papers issued on 7/2/2017 matured on 6/2/2018-2
Debt Issued
Notional amount		$ 4,531
Annual Rate (in percentage)		1.70%
USD | Bofa Merrill Lynch commercial papers issued on 8/2/2017 matured on 7/2/2018
Debt Issued
Notional amount		$ 11,017
Annual Rate (in percentage)		1.70%
USD | Wells Fargo Bank commercial papers issued on 10/2/2017 matured on 1/9/2017
Debt Issued
Notional amount		$ 12,797
Annual Rate (in percentage)		1.40%
USD | Wells Fargo Bank commercial papers issued on 10/2/2017 matured on 11/9/2017
Debt Issued
Notional amount		$ 19,196
Annual Rate (in percentage)		1.40%
USD | Wells Fargo Bank commercial papers issued on 13/02/2017 matured on 12/2/2018
Debt Issued
Notional amount		$ 19,284
Annual Rate (in percentage)		1.70%
USD | Wells Fargo Bank commercial papers issued on 13/02/2017 matured on 14/08/2017
Debt Issued
Notional amount		$ 1,607
Annual Rate (in percentage)		1.32%
USD | Citibank N.A. commercial papers issued on 15/02/2017 matured on 15/05/2017
Debt Issued
Notional amount		$ 10,992
Annual Rate (in percentage)		1.04%
USD | Citibank N.A. commercial papers issued on 15/02/2017 matured on 15/08/2017-1
Debt Issued
Notional amount		$ 15,977
Annual Rate (in percentage)		1.34%
USD | Citibank N.A. commercial papers issued on 15/02/2017 matured on 15/08/2017-2
Debt Issued
Notional amount		$ 4,474
Annual Rate (in percentage)		1.34%
USD | Citibank N.A. commercial papers issued on 16/02/2017 matured on 8/9/2017
Debt Issued
Notional amount		$ 4,471
Annual Rate (in percentage)		1.35%
USD | Wells Fargo Bank commercial papers issued on 21/03/2017 matured on 29/09/2017
Debt Issued
Notional amount		$ 9,885
Annual Rate (in percentage)		1.40%
USD | Bofa Merrill Lynch commercial papers issued on 24/03/2017 matured on 23/06/2017-1
Debt Issued
Notional amount		$ 33,024
Annual Rate (in percentage)		1.16%
USD | Bofa Merrill Lynch commercial papers issued on 24/03/2017 matured on 23/06/2017-2
Debt Issued
Notional amount		$ 26,419
Annual Rate (in percentage)		1.16%
USD | Bofa Merrill Lynch commercial papers issued on 30/03/2017 matured on 27/09/2017
Debt Issued
Notional amount		$ 33,165
Annual Rate (in percentage)		1.42%
USD | Wells Fargo Bank commercial papers issued on 10/4/2017 matured on 8/8/2017
Debt Issued
Notional amount		$ 16,651
Annual Rate (in percentage)		1.30%
USD | Wells Fargo Bank commercial papers issued on 11/4/2017 matured on 10/10/2017
Debt Issued
Notional amount		$ 13,351
Annual Rate (in percentage)		1.45%
USD | Citibank N.A. commercial papers issued on 12/6/2017 matured on 12/9/2017
Debt Issued
Notional amount		$ 33,061
Annual Rate (in percentage)		1.30%
USD | Wells Fargo Bank commercial papers issued on 12/6/2017 matured on 11/12/2017
Debt Issued
Notional amount		$ 2,645
Annual Rate (in percentage)		1.48%
USD | Bofa Merrill Lynch commercial papers issued on 16/06/2017 matured on 15/09/2017
Debt Issued
Notional amount		$ 7,972
Annual Rate (in percentage)		1.30%
USD | Wells Fargo Bank commercial papers issued on 16/06/2017 matured on 15/06/2018
Debt Issued
Notional amount		$ 6,643
Annual Rate (in percentage)		1.75%
USD | Wells Fargo Bank commercial papers issued on 21/06/2017 matured on 20/06/2018
Debt Issued
Notional amount		$ 6,786
Annual Rate (in percentage)		1.81%
USD | Citibank N.A. commercial papers issued on 23/06/2017 matured on 19/12/2017
Debt Issued
Notional amount		$ 10,418
Annual Rate (in percentage)		1.48%
USD | Citibank N.A. commercial papers issued on 27/06/2017 matured on 19/12/2017
Debt Issued
Notional amount		$ 5,960
Annual Rate (in percentage)		1.46%
USD | Citibank N.A. commercial papers issued on 27/06/2017 matured on 23/10/2017
Debt Issued
Notional amount		$ 26,487
Annual Rate (in percentage)		1.35%
USD | JPMorgan Chase commercial papers issued on 11/7/2017 matured on 8/11/2018
Debt Issued
Notional amount		$ 33,322
Annual Rate (in percentage)		1.48%
USD | Citibank N.A. commercial papers issued on 14/07/2017 matured on 12/1/2018
Debt Issued
Notional amount		$ 32,871
Annual Rate (in percentage)		1.52%
USD | Wells Fargo Bank commercial papers issued on 31/07/2017 matured on 31/01/2018-1
Debt Issued
Notional amount		$ 16,284
Annual Rate (in percentage)		1.55%
USD | Wells Fargo Bank commercial papers issued on 31/07/2017 matured on 31/01/2018-2
Debt Issued
Notional amount		$ 3,257
Annual Rate (in percentage)		1.55%
USD | Wells Fargo Bank commercial papers issued on 31/07/2017 matured on 31/10/2017-1
Debt Issued
Notional amount		$ 6,513
Annual Rate (in percentage)		1.42%
USD | Wells Fargo Bank commercial papers issued on 31/07/2017 matured on 31/10/2017-2
Debt Issued
Notional amount		$ 6,513
Annual Rate (in percentage)		1.42%
USD | Wells Fargo Bank commercial papers issued on 14/08/2017 matured on 9/2/2018
Debt Issued
Notional amount		$ 10,952
Annual Rate (in percentage)		1.52%
USD | Wells Fargo Bank commercial papers issued on 21/08/2017 matured on 16/02/2018
Debt Issued
Notional amount		$ 12,852
Annual Rate (in percentage)		1.52%
USD | Wells Fargo Bank commercial papers issued on 25/08/2017 matured on 22/12/2017
Debt Issued
Notional amount		$ 19,047
Annual Rate (in percentage)		1.47%
USD | Wells Fargo Bank commercial papers issued on 13/10/2017 matured on 11/4/2018
Debt Issued
Notional amount		$ 18,708
Annual Rate (in percentage)		1.63%
USD | Wells Fargo Bank commercial papers issued on 13/10/2017 matured on 9/4/2018
Debt Issued
Notional amount		$ 12,472
Annual Rate (in percentage)		1.63%
USD | Wells Fargo Bank commercial papers issued on 13/10/2017 matured on 10/7/2018
Debt Issued
Notional amount		$ 24,944
Annual Rate (in percentage)		1.77%
USD | Wells Fargo Bank commercial papers issued on 13/10/2017 matured on 12/10/2018
Debt Issued
Notional amount		$ 6,236
Annual Rate (in percentage)		1.91%
USD | Bofa Merrill Lynch commercial papers issued on 13/10/2017 matured on 12/4/2018
Debt Issued
Notional amount		$ 12,472
Annual Rate (in percentage)		1.63%
USD | JPMorgan Chase commercial papers issued on 14/11/2017 matured on 13/08/2018
Debt Issued
Notional amount		$ 8,215
Annual Rate (in percentage)		1.83%
USD | Wells Fargo Bank commercial papers issued on 21/11/2017 matured on 21/03/2018
Debt Issued
Notional amount		$ 15,883
Annual Rate (in percentage)		1.65%
USD | Wells Fargo Bank commercial papers issued on 7/12/2017 matured on 5/3/2018
Debt Issued
Notional amount		$ 42,624
Annual Rate (in percentage)		1.75%
USD | Wells Fargo Bank commercial papers issued on 14/12/2017 matured on 13/12/2018
Debt Issued
Notional amount		$ 1,596
Annual Rate (in percentage)		2.25%
USD | Wells Fargo Bank commercial papers issued on 06/02/2018, matured on 08/05/2018
Debt Issued
Notional amount			$ 2,998
Annual Rate (in percentage)	1.85%		1.85%
USD | Wells Fargo Bank commercial papers issued on 06/02/2018, matured on 08/06/2018
Debt Issued
Notional amount			$ 2,998
Annual Rate (in percentage)	1.93%		1.93%
USD | Wells Fargo Bank commercial papers issued on 06/02/2018, matured on 09/07/2018
Debt Issued
Notional amount			$ 2,998
Annual Rate (in percentage)	1.98%		1.98%
USD | Wells Fargo Bank commercial papers issued on 06/02/2018, matured on 06/08/2018
Debt Issued
Notional amount			$ 2,998
Annual Rate (in percentage)	2.05%		2.05%
USD | Wells Fargo Bank commercial papers issued on 06/02/2018, matured on 08/08/2018
Debt Issued
Notional amount			$ 2,998
Annual Rate (in percentage)	2.05%		2.05%
USD | Wells Fargo Bank commercial papers issued on 28/02/2018, matured on 28/06/2018
Debt Issued
Notional amount			$ 29,716
Annual Rate (in percentage)	2.25%		2.25%
USD | Wells Fargo Bank commercial papers issued on 28/02/2018, matured on 29/08/2018
Debt Issued
Notional amount			$ 1,723
Annual Rate (in percentage)	2.40%		2.40%
USD | Citibank N.a. commercial papers issued on 28/02/2018, matured on 25/02/2019
Debt Issued
Notional amount			$ 6,894
Annual Rate (in percentage)	2.60%		2.60%
USD | Wells Fargo Bank commercial papers issued on 02/03/2018, matured on 02/07/2018
Debt Issued
Notional amount			$ 13,780
Annual Rate (in percentage)	2.30%		2.30%
USD | Wells Fargo Bank commercial papers issued on 05/03/2018, matured on 06/07/2018
Debt Issued
Notional amount			$ 4,489
Annual Rate (in percentage)	2.30%		2.30%
USD | Citibank N.a. commercial papers issued on 07/03/2018, matured on 05/06/2018
Debt Issued
Notional amount			$ 18,080
Annual Rate (in percentage)	2.22%		2.22%
USD | Wells Fargo Bank commercial papers issued on 13/03/2018, matured on 11/06/2018
Debt Issued
Notional amount			$ 1,747
Annual Rate (in percentage)	2.25%		2.25%
USD | Wells Fargo Bank commercial papers issued on 14/03/2018, matured on 11/09/2018
Debt Issued
Notional amount			$ 3,006
Annual Rate (in percentage)	2.45%		2.45%
USD | Wells Fargo Bank commercial papers issued on 15/03/2018, matured on 14/12/2018
Debt Issued
Notional amount			$ 606
Annual Rate (in percentage)	2.60%		2.60%
USD | Wells Fargo Bank commercial papers issued on 29/03/2018, matured on 28/09/2018
Debt Issued
Notional amount			$ 605
Annual Rate (in percentage)	2.60%		2.60%
USD | Wells Fargo Bank commercial papers issued on 05/04/2018, matured on 04/09/2018
Debt Issued
Notional amount			$ 60,343
Annual Rate (in percentage)	2.60%		2.60%
USD | Wells Fargo Bank commercial papers issued on 06/04/2018, matured on 01/08/2018
Debt Issued
Notional amount			$ 30,254
Annual Rate (in percentage)	2.50%		2.50%
USD | Wells Fargo Bank commercial papers issued on 10/04/2018, matured on 09/08/2018
Debt Issued
Notional amount			$ 1,743
Annual Rate (in percentage)	2.40%		2.40%
USD | Wells Fargo Bank commercial papers issued on 13/04/2018, matured on 12/04/2019
Debt Issued
Notional amount			$ 8,918
Annual Rate (in percentage)	2.75%		2.75%
USD | Wells Fargo Bank commercial papers issued on 17/04/2018, matured on 16/04/2019
Debt Issued
Notional amount			$ 8,946
Annual Rate (in percentage)	2.75%		2.75%
USD | Citibank N.a. commercial papers issued on 08/05/2018, matured on 08/08/2018
Debt Issued
Notional amount			$ 19,046
Annual Rate (in percentage)	2.36%		2.36%
USD | Citibank N.a. commercial papers issued on 09/05/2018, matured on 07/08/2018
Debt Issued
Notional amount			$ 31,665
Annual Rate (in percentage)	2.38%		2.38%
USD | Citibank N.a. commercial papers issued on 10/05/2018, matured on 08/08/2018
Debt Issued
Notional amount			$ 1,873
Annual Rate (in percentage)	2.37%		2.37%
USD | Citibank N.a. commercial papers issued on 14/05/2018, matured on 15/08/2018
Debt Issued
Notional amount			$ 12,250
Annual Rate (in percentage)	2.36%		2.36%
USD | Wells Fargo Bank commercial papers issued on 11/06/2018, matured on 01/04/2019
Debt Issued
Notional amount			$ 18,968
Annual Rate (in percentage)	2.70%		2.70%
USD | Wells Fargo Bank commercial papers issued on 13/06/2018, matured on 24/07/2018
Debt Issued
Notional amount			$ 28,973
Annual Rate (in percentage)	2.42%		2.42%
USD | Wells Fargo Bank commercial papers issued on 19/06/2018, matured on 20/09/2018
Debt Issued
Notional amount			$ 15,991
Annual Rate (in percentage)	2.45%		2.45%
USD | Citibank N.a. commercial papers issued on 20/06/2018, matured on 20/09/2018
Debt Issued
Notional amount			$ 12,778
Annual Rate (in percentage)	2.41%		2.41%
USD | Citibank N.a. commercial papers issued on 20/06/2018, matured on 03/10/2018
Debt Issued
Notional amount			$ 31,944
Annual Rate (in percentage)	2.45%		2.45%
USD | Wells Fargo Bank commercial papers issued on 20/06/2018, matured on 13/02/2019
Debt Issued
Notional amount			$ 3,194
Annual Rate (in percentage)	2.65%		2.65%
USD | Citibank N.a. commercial papers issued on 22/06/2018, matured on 23/11/2018
Debt Issued
Notional amount			$ 3,885
Annual Rate (in percentage)	2.50%		2.50%
USD | Wells Fargo Bank commercial papers issued on 28/06/2018, matured on 27/07/2018
Debt Issued
Notional amount			$ 19,495
Annual Rate (in percentage)	2.20%		2.20%
USD | Wells Fargo Bank commercial papers issued on 03/07/2018, matured on 11/09/2018
Debt Issued
Notional amount			$ 4,875
Annual Rate (in percentage)	2.30%		2.30%
USD | Wells Fargo Bank commercial papers issued on 06/07/2018, matured on 10/09/2018
Debt Issued
Notional amount			$ 29,556
Annual Rate (in percentage)	2.30%		2.30%
USD | Wells Fargo Bank commercial papers issued on 17/07/2018, matured on 17/10/2018
Debt Issued
Notional amount			$ 62,079
Annual Rate (in percentage)	2.45%		2.45%
USD | Wells Fargo Bank commercial papers issued on 24/07/2018, matured on 22/10/2018
Debt Issued
Notional amount			$ 32,729
Annual Rate (in percentage)	2.45%		2.45%
USD | Wells Fargo Bank commercial papers issued on 27/07/2018, matured on 29/10/2018
Debt Issued
Notional amount			$ 19,283
Annual Rate (in percentage)	2.45%		2.45%
USD | Wells Fargo Bank commercial papers issued on 30/07/2018, matured on 29/11/2018
Debt Issued
Notional amount			$ 31,919
Annual Rate (in percentage)	2.50%		2.50%
USD | Wells Fargo Bank commercial papers issued on 01/08/2018, matured on 06/12/2018
Debt Issued
Notional amount			$ 16,039
Annual Rate (in percentage)	2.52%		2.52%
USD | Citibank N.a. commercial papers issued on 02/08/2018, matured on 06/12/2018
Debt Issued
Notional amount			$ 25,787
Annual Rate (in percentage)	2.50%		2.50%
USD | Wells Fargo Bank commercial papers issued on 07/08/2018, matured on 14/12/2018
Debt Issued
Notional amount			$ 10,859
Annual Rate (in percentage)	2.47%		2.47%
USD | Wells Fargo Bank commercial papers issued on 09/08/2018, matured on 14/12/2018
Debt Issued
Notional amount			$ 3,238
Annual Rate (in percentage)	2.46%		2.46%
USD | Wells Fargo Bank commercial papers issued on 31/08/2018, matured on 28/12/2018
Debt Issued
Notional amount			$ 17,070
Annual Rate (in percentage)	2.53%		2.53%
USD | Wells Fargo Bank commercial papers issued on 04/09/2018, matured on 06/02/2019
Debt Issued
Notional amount			$ 6,929
Annual Rate (in percentage)	2.58%		2.58%
USD | Citibank N.a. commercial papers issued on 04/09/2018, matured on 04/01/2019
Debt Issued
Notional amount			$ 34,646
Annual Rate (in percentage)	2.57%		2.57%
USD | Citibank N.a. commercial papers issued on 07/09/2018, matured on 09/10/2018 - 1
Debt Issued
Notional amount			$ 4,902
Annual Rate (in percentage)	2.24%		2.24%
USD | Citibank N.a. commercial papers issued on 07/09/2018, matured on 09/10/2018 - 2
Debt Issued
Notional amount			$ 34,525
Annual Rate (in percentage)	2.25%		2.25%
USD | Citibank N.a. commercial papers issued on 10/09/2018, matured on 09/10/2018
Debt Issued
Notional amount			$ 1,742
Annual Rate (in percentage)	2.23%		2.23%
USD | Wells Fargo Bank commercial papers issued on 10/09/2018, matured on 11/03/2019
Debt Issued
Notional amount			$ 3,484
Annual Rate (in percentage)	2.65%		2.65%
USD | Wells Fargo Bank commercial papers issued on 11/09/2018, matured on 06/12/2018
Debt Issued
Notional amount			$ 6,026
Annual Rate (in percentage)	2.45%		2.45%
USD | Bofa Merrill Lynch commercial papers issued on 14/09/2018, matured on 01/03/2019
Debt Issued
Notional amount			$ 18,421
Annual Rate (in percentage)	2.62%		2.62%
USD | Wells Fargo Bank commercial papers issued on 20/09/2018, matured on 20/12/2018
Debt Issued
Notional amount			$ 33,464
Annual Rate (in percentage)	2.48%		2.48%
USD | Wells Fargo Bank commercial papers issued on 03/10/2018, matured on 05/04/2019
Debt Issued
Notional amount			$ 1,322
Annual Rate (in percentage)	2.70%		2.70%
USD | Wells Fargo Bank commercial papers issued on 12/10/2018, matured on 25/04/2019
Debt Issued
Notional amount			$ 13,591
Annual Rate (in percentage)	2.78%		2.78%
USD | Wells Fargo Bank commercial papers issued on 16/10/2018, matured on 16/01/2019
Debt Issued
Notional amount			$ 6,694
Annual Rate (in percentage)	2.55%		2.55%
USD | Citibank N.a. commercial papers issued on 17/10/2018, matured on 04/01/2019
Debt Issued
Notional amount			$ 6,713
Annual Rate (in percentage)	2.50%		2.50%
USD | Citibank N.a. commercial papers issued on 23/10/2018, matured on 22/01/2019
Debt Issued
Notional amount			$ 34,208
Annual Rate (in percentage)	2.65%		2.65%
USD | Citibank N.a. commercial papers issued on 11/12/2018, matured on 11/03/2019
Debt Issued
Notional amount			$ 20,483
Annual Rate (in percentage)	2.84%		2.84%
USD | Wells Fargo Bank commercial papers issued on 12/12/2018, matured on 12/04/2019
Debt Issued
Notional amount			$ 2,236
Annual Rate (in percentage)	2.90%		2.90%
USD | Wells Fargo Bank commercial papers issued on 20/12/2018, matured on 19/02/2019
Debt Issued
Notional amount			$ 34,555
Annual Rate (in percentage)	2.67%		2.67%
USD | Wells Fargo Bank commercial papers issued on 27/12/2018, matured on 02/05/2019
Debt Issued
Notional amount			$ 10,466
Annual Rate (in percentage)	2.97%		2.97%
USD | Wells Fargo Bank commercial papers issued on 27/12/2018, matured on 29/04/2019
Debt Issued
Notional amount			$ 6,977
Annual Rate (in percentage)	2.97%		2.97%
CHF | Series BONO USD unsubordinated bonds issued on 20/12/2017 maturing on 20/12/2037
Debt Issued
Annual Rate (in percentage)		2.49%
CHF | Series BONO CHF unsubordinated bonds issued on 26/10/2018, maturity on 26/10/2023
Debt Issued
Notional amount			$ 79,229
Term (in years)	5 years
Annual Rate (in percentage)	0.57%		0.57%
JPY | Series BONO JPY unsubordinated bonds issued on 17/10/2017 maturing on 17/10/2037
Debt Issued
Notional amount		$ 55,506
Term (in years)		20 years
Annual Rate (in percentage)		1.02%
EUR | Series BONO EUR unsubordinated bonds issued on 26/04/2017 maturing on 26/04/2032
Debt Issued
Notional amount		$ 36,782
Term (in years)		15 years
Annual Rate (in percentage)		1.71%